Accrued Expenses - Additional Information (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Accrued Expenses	$ 4,709,000	$ 2,591,000
Factoring Agreement Member
Accrued Expenses	1,100
Sales tax payable	$ 722,000